Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Consideration for Assets Acquired and Liabilities Assumed

Details of the aggregate consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition are as follows:

For acquisitions completed in the year	Total $

Cash consideration	18.7
Notes payable	9.7

Consideration	28.4

Assets and liabilities acquired
Cash acquired	5.4
Non-cash working capital	0.8
Property and equipment	0.8
Intangible assets
Client relationships	3.2
Contract backlog	2.7
Lease advantages	0.1
Other	0.1
Provisions	(0.1)
Long-term debt	(0.1)
Deferred income taxes	(0.8)

Total identifiable net assets at fair value	12.1
Goodwill arising on acquisitions	16.3

Consideration	28.4

Summary of Consideration of Business Combinations

Details of the consideration paid for current and past acquisitions are as follows:

December 31 2017 $

Cash consideration (net of cash acquired) Payments on notes payable from previous acquisitions	13.3 66.4

Total net cash paid	79.7

Summary of Notes Payable in Business Combination
Total notes payable and adjustments to these obligations are as follows:

December 31 2017 $

Balance, beginning of the year	122.4
Additions for acquisitions in the year	9.7
Other adjustments	(2.8)
Payments	(66.4)
Interest	1.0
Impact of foreign exchange	(5.1)

Total notes payable	58.8